Note 8 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Preferred Stock [Text Block]
8.	Stockholders’ Equity

Private Placement – On January 19, 2022, we closed a private placement of 707,484 shares of common stock, a pre-funded warrant to purchase 2,360,000 shares of common stock (the “Pre-Funded Warrant”), and a warrant to purchase up to 3,067,484 shares of common stock at an exercise price of $3.26 per share (the “Common Warrant”). Net proceeds after deducting placement agent commissions and other offering expenses were approximately $9.2 million. During March 2022, the Pre-Funded Warrant was exercised in full, for nominal net proceeds. The Common Warrant is currently exercisable and will expire on February 10, 2027.

Stock Options – We have a stock-based incentive plan (the “2020 Plan”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. A total of 1,500,000 shares of our common stock are reserved for issuance pursuant to the 2020 Plan. During the three months ended March 31, 2022, there were no stock option transactions related to the 2020 Plan. As of March 31, 2022, there are 962,300 stock options outstanding, with a weighted-average exercise price of $3.18 per share and a weighted-average remaining term of 9.1 years.

Stock Purchase Warrants – As of March 31, 2022, there are 5,884,115 stock purchase warrants outstanding with a weighted-average exercise price of $4.23 per share and a weighted-average remaining term of 4.2 years.

7.	Stockholders’ Equity

Preferred Stock

In June 2021, we repurchased the remaining 100 shares of our Series B convertible preferred stock for a total price of $1,000. As of December 31, 2021, there are no shares of our preferred stock outstanding.

Common Stock

2020 Public Offering – On September 29, 2020, we closed an underwritten public offering (the “2020 Offering”) of an aggregate of 2,560,000 units of our equity securities (the “Units”) with gross proceeds to us of approximately $12.8 million. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately $11.2 million. Each Unit sold in the offering consisted of one share of our common stock (or a pre-funded warrant to purchase one share of common stock, all of which were fully exercised during 2020), and a warrant to purchase one share of common stock (“Unit Warrant”), exercisable at an exercise price of $5.00 per share and with a five-year expiration date.

From 2016 through August 2020, to help conserve the Company’s cash resources, our executive officers and non-employee directors agreed to defer receipt of all or a portion of their respective cash compensation. Upon consummation of the 2020 Offering, $1,500,000 of accumulated deferrals were converted at the $5.00 offering price, resulting in the issuance of 300,001 units substantially similar to the units sold in the public offering, with each unit consisting of one share of our common stock and one warrant substantially similar to a Unit Warrant.

Upon consummation of the 2020 Offering, we issued an aggregate of 177,626 shares of our common stock, 126,042 pre-funded warrants to purchase common stock, and 303,668 warrants substantially similar to a Unit Warrant upon the mandatory conversion of $1,214,667 of convertible debentures and accrued interest.

2021 Public Offering – On February 11, 2021, we closed an underwritten public offering of 1,644,000 shares of our common stock, with gross proceeds to us of approximately $10.3 million. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately $9.4 million.

Warrant exercises – During 2021, 740,034 Unit Warrants were exercised for cash, resulting in gross proceeds to us of approximately $3.7 million; net proceeds after deducting commissions owed to the underwriter of the 2020 Offering were approximately $3.4 million. During 2021, an aggregate of 215,672 warrants were exercised using the cashless exercise feature of the warrants, resulting in the issuance of an aggregate of 149,705 shares of our common stock. During 2020, 54,557 warrants were exercised using the cashless exercise feature of the warrants, resulting in the issuance of an aggregate of 36,902 shares of our common stock

Other Common Stock Transactions – During 2021 and 2020 we issued 13,707 and 26,581 shares, respectively, of our common stock pursuant to consulting agreements. During 2020 we issued an aggregate of 716,790 shares of our common stock, pursuant to the conversion of Series H and Series I convertible preferred stock.

Stock Option Plan

We have a stock-based incentive plan (the “2020 Plan”) pursuant to which our Board of Directors may grant stock options to our employees. A total of 1,500,000 shares of our common stock are reserved for issuance pursuant to the 2020 Plan. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options have a maximum ten-year term.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2021	2020
Weighted average risk-free interest rates	1.43%	0.69%
Expected dividend yield	0.0%	0.0%
Expected life of option (in years)	7.0	7.0
Expected volatility	84.80%	38.16%

A summary of stock option activity under the 2020 Plan as of December 31, 2021, and changes during the year then ended is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	602,000	$2.79
Granted	360,300	3.82
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	962,300	$3.18	9.31	$499,660
Exercisable at December 31, 2021	200,661	$2.79	8.93	$166,549

The weighted-average grant date fair values of options granted during 2021 and 2020 were $2.87 and $1.12, respectively. Total stock option compensation expense recognized in the consolidated statement of operations for the years ended December 31, 2021 and 2020 was $269,427 and $18,730, respectively. As of December 31, 2021, there is $1,420,144 of unrecognized compensation expense that will be recognized over a weighted-average period of 2.2 years.

Stock Purchase Warrants

Summary of Warrants Outstanding – The table below presents summary information about our warrants outstanding as of December 31, 2021. Additional information concerning the warrants follows the table.

Warrant Description	Number of Shares	Exercise Price	Expiration
2020 Warrants	120,000	5.00	Jun 2025
2020 Unit Warrants	2,396,631	5.00	Sep 2025
2020 Representative Warrants	128,000	5.50	Mar 2024
2021 Representative Warrants	72,000	6.875	Aug 2024
2021 Warrants	100,000	13.00	Sep 2026
Total Warrants Outstanding at December 31, 2021	2,816,631

Weighted-Average Exercise Price	$5.35
Weighted-Average Remaining Life (in years)	3.7

2020 Warrants – In June 2020, in connection with the issuance of convertible debentures, we issued warrants to purchase 120,000 shares of common stock, with a five-year term and an exercise price of $10.00. As a result of the 2020 Public Offering, in September 2020 the exercise price was reduced to $5.00.

2020 Unit Warrants – In September 2020, in connection with the 2020 Public Offering, we issued 303,668 warrants upon the conversion of convertible debentures, 300,001 warrants upon the conversion of amounts owed to current and former executive officers and directors, and 2,560,000 warrants to other investors in the 2020 Public Offering, with each of the warrants having a five-year term and an exercise price of $5.00. During 2021, 740,034 of these warrants were exercised for cash and 27,004 were exercised using the cashless exercise feature of the warrant.

2020 Representative Warrants – In September 2020, we issued 128,000 warrants to the underwriter of the 2020 Public Offering, with a 42-month term and an exercise price of $5.50.

2021 Representative Warrants – In February 2021, we issued 72,000 warrants to the underwriter of the 2021 Public Offering, with a 42-month term and an exercise price of $6.875.

2021 Warrants – In September 2021, in connection with a technology licensing agreement, we issued 100,000 warrants, with a five-year term and an exercise price of $13.00.

Additional Stock-Based Compensation Expense

In addition to stock-based compensation expense related to the 2020 Plan (see Stock Options above), during the years ended December 31, 2021 and 2020, we recognized $100,560 and $45,733, respectively, of expense related to the issuance of our common stock pursuant to consulting and investment banking agreements. As of December 31, 2021, there is $19,947 recorded as a prepaid expense for these arrangements, which will be recognized as expense during 2022 over the term of the related agreement.